Goodwill and Other Intangible Assets - Expected Future Amortization (Details) $ in Millions	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 6
2024	6
2025	6
2026	6
2027	$ 6